ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
The following table presents the components of accounts receivable on the balance sheet:

	March 31,	December 31,
(in millions)	2018	2017
Trade accounts receivable	$2	$2
Unbilled accounts receivable	94	108
Other	10	9
Total accounts receivable	$106	$119